UNITED STATES
				SECURITIES AND EXCHANGE COMMISSION
					WASHINGTON, D.C. 20549


						FORM N-CSR

		CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
					INVESTMENT COMPANIES

			Investment Company Act file number 811-6239

					Tax-Free Fund for Utah
			(Exact name of Registrant as specified in charter)

					   380 Madison Avenue
					New York, New York 10017
			(Address of principal executive offices)  (Zip code)

					  Joseph P. DiMaggio
					  380 Madison Avenue
					New York, New York 10017
				(Name and address of agent for service)

		Registrant's telephone number, including area code:	(212) 697-6666


				Date of fiscal year end:	6/30

				Date of reporting period:	6/30/03

						FORM N-CSR

ITEM 1.  REPORTS TO STOCKHOLDERS.

 		TAX-FREE FUND FOR UTAH
		Annual Report June 30, 2003

[Logo of TAX-FREE FUND FOR UTAH: a rectangle containing desert boulders with the sun rising behind them]

                  SERVING UTAH INVESTORS FOR MORE THAN A DECADE

                             TAX-FREE FUND FOR UTAH

                                  ANNUAL REPORT

                    MANAGEMENT DISCUSSION OF FUND PERFORMANCE

     The past year has proven to be a volatile period in terms of world events and investment performance. The aftermath of war in Iraq, our continued military presence in Afghanistan, and the ongoing threat of terrorism on a national and international scale have all contributed to a general sense of concern and caution. During these turbulent times, investors once again placed their trust in the perceived safety and security of fixed-income securities. This trust was rewarded with increased performance as interest rates fell (and prices rose) to levels not seen since the 1950's. Mortgage rates also plummeted, helping first-time buyers realize the dream of home ownership and affording existing homeowners the opportunity to refinance at rates below 5.00%.

     Continued accommodative actions by the Federal Reserve and Fed chairman Alan Greenspan were largely instrumental in driving interest rates to their near-record lows. In an effort to "jump start" the stalled U. S. economy, the Fed has committed to reduce short-term interest rates until the economy shows signs of improvement. With short rates near 1.00%, we believe we are beginning to see the early signs of a turnaround, or recovery, in the U. S. economy. The unemployment rate has begun to creep down from a recent high of 6.4%; industrial production is on the rise; and various economists expect overall economic growth
- as measured by the Gross Domestic Product (GDP) - at an annual rate of 3.00%. And, the stock market, as measured by the Dow Jones Industrial Average, is up over 7% year-to-date through June 30, 2003!

     That's the good news. The bad news is that when the economy expands, the prospects of rising inflation enters the picture. Historically, as the economy has grown, commodity prices and interest rates begin to rise. While these increases have been modest to date, we will continue to monitor any changes and position the Tax-Free Fund For Utah portfolio accordingly.

     As a result of the Federal Reserve's "assault" on interest rates, ten-year AAA-rated municipal bonds fell from 4.10% to 3.30% from June 30, 2002 to June 30, 2003. The net asset value of Class A shares in Tax-Free Fund For Utah rose from $9.85 on June 30, 2002 to $10.31 on June 30, 2003. The total return for the Fund for calendar year 2002 was +10.1%. Year-to-date, through June 30, 2003, total return has been +9.5%.

     The investment objective of Tax-Free Fund For Utah is to provide as high a level of double tax-exempt current income as is consistent with the preservation of capital. We adhere to a discipline of solid fundamental, conservative portfolio management ideals in our effort to achieve this goal. The Fund's portfolio continues to maintain an average quality of "AA", with over 70% of the portfolio rated "AAA". The Fund's laddered maturity structure helps us manage price volatility. The securities in the portfolio have an average life of approximately 14.6 years and a duration of 6.2 years. We maintain a well-diversified portfolio of over 175 different issues, of which 100% are in Utah.

     With various forecasts that the national and local economies will show a modest improvement, we will keep a close watch for any signs of rising inflation. We will seek to "stay the course" and manage the portfolio by taking advantage of opportunities in the Utah marketplace that are consistent with the investment objectives of the Fund.

PERFORMANCE REPORT

     The following graph illustrates the value of $10,000 invested in the Class A shares of Tax-Free Fund For Utah for the 10-year period ended June 30, 2003 as compared with the Lehman Brothers Quality Intermediate Municipal Bond Index and the Consumer Price Index (a cost of living index). The performance of each of the other classes is not shown in the graph but is included in the table below. It should be noted that the Lehman Index does not include any operating expenses nor sales charges and being nationally oriented, does not reflect state specific bond market performance.

[Graphic of a line chart with the following information:]

                   Lehman Brothers
                 Quality Intermediate                    Trust's Class A Shares
                 Municipal Bond Index         With Sales Charge         Without Sales Charge       Cost of Living Index
6/93                    $10,000                    $ 9,600                    $10,000                    $10,000
6/94                    $10,131                    $ 9,534                    $ 9,935                    $10,249
6/95                    $10,940                    $10,489                    $10,930                    $10,561
6/96                    $11,548                    $11,023                    $11,486                    $10,852
6/97                    $12,338                    $11,995                    $12,499                    $11,101
6/98                    $13,195                    $12,972                    $13,517                    $11,288
6/99                    $13,595                    $13,074                    $13,623                    $11,510
6/00                    $14,143                    $13,144                    $13,696                    $11,939
6/01                    $15,393                    $14,366                    $14,969                    $12,327
6/02                    $16,463                    $15,369                    $16,015                    $12,458
6/03                    $17,750                    $16,853                    $17,560                    $12,722


                                        AVERAGE ANNUAL TOTAL RETURN
                                      FOR PERIODS ENDED JUNE 30, 2003
                                      -------------------------------

                                                                                 SINCE
                                   1 YEAR         5 YEARS       10 YEARS       INCEPTION
                                   ------         -------       --------       ---------
Class A (7/24/92)
   With Sales Charge                5.18%          4.51%          5.36%          5.78%
   Without Sales Charge             9.55           5.38           5.79           6.17

Class C (5/21/96)
   With CDSC                        7.48           4.37            n/a           5.17
   Without CDSC                     8.48           4.37            n/a           5.17

Class Y (5/21/96)
   No Sales Charge                  9.55           5.54            n/a           6.44

Lehman Index                        7.82           6.11           5.90           6.21* (Class A)

                                                                   n/a           6.09** (Class C&Y)

Total return figures shown for the Fund reflect any change in price and assume all distributions within the period were invested in additional shares. Returns for Class A shares are calculated with and without the effect of the initial 4% maximum sales charge. Returns for Class C shares are calculated with and without the effect of the 1% contingent deferred sales charge (CDSC), imposed on redemptions made within the first 12 months after purchase. Class Y shares are sold without any sales charge. The rates of return will vary and the principal value of an investment will fluctuate with market conditions. Shares, if redeemed, may be worth more or less than their original cost. A portion of each classes' income may be subject to federal and state income taxes. Past performance is not predictive of future investment results.

*  From commencement of operations on 7/24/92.

** From commencement of operations on 5/21/96.

[Logo of KPMG LLP: four solid rectangles with the letters KPMG in front of them]

                          INDEPENDENT AUDITORS' REPORT

To the Board of Trustees and Shareholders of Tax-Free Fund For Utah:

     We have audited the accompanying statement of assets and liabilities of Tax-Free Fund For Utah, including the statement of investments, as of June 30, 2003, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

     We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of June 30, 2003, by correspondence with the custodian. As to securities purchased or sold but not yet received or delivered, we performed other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

     In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Tax-Free Fund For Utah as of June 30, 2003, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

                                                                        KPMG LLP

New York, New York
August 8, 2003

                             TAX-FREE FUND FOR UTAH
                            STATEMENT OF INVESTMENTS
                                  JUNE 30, 2003

                                                                                        RATING
    FACE                                                                                MOODY'S/
   AMOUNT      GENERAL OBLIGATION BONDS (17.3%)                                           S&P              VALUE
------------   -----------------------------------------------------------------        --------        ------------
               CITY, COUNTY AND STATE (8.4%)
               -----------------------------------------------------------------
               American Fork City, Utah
$    610,000      5.00%, 12/01/14 FGIC Insured .................................         Aaa/NR         $    657,275
     645,000      5.00%, 12/01/15 FGIC Insured .................................         Aaa/NR              694,987
               Brian Head, Utah
     405,000      6.50%, 03/15/24 ..............................................         NR/NR*              474,862
               Brigham City Utah Tax Allocation
     140,000      5.50%, 06/15/11 FSA Insured (pre-refunded) ...................         Aaa/AAA             156,100
               Cedar City, Utah Special Impt. District Assessment
     235,000      5.05%, 09/01/10 ..............................................         NR/NR*              242,344
     215,000      5.20%, 09/01/11 ..............................................         NR/NR*              222,794
               Clearfield City, Utah
   2,095,000      5.125%, 02/01/18 MBIA Insured ................................         NR/AAA            2,228,556
               Coral Canyon, Utah Special Svc. District
     580,000      5.70%, 07/15/18 ..............................................         NR/NR*              598,850
               Hurricane, Utah
     295,000      5.40%, 11/01/09 Radian Insured ...............................         NR/AA               339,250
               North Davis County Utah Sewer District
   1,330,000      5.375%, 03/01/18 AMBAC Insured ...............................         Aaa/NR            1,482,950
     150,000      5.125%, 03/01/22 AMBAC Insured ...............................         Aaa/NR              159,000
               State George, Utah
     100,000      5.375%, 08/01/21 FGIC Insured ................................         Aaa/AAA             107,750
               Salt Lake City, Utah
     120,000      5.75%, 06/15/17 (pre-refunded) ...............................         Aaa/NR              142,650
               Washington County
   1,000,000      5.00%, 10/01/22 MBIA Insd. ...................................         Aaa/NR            1,053,750
                                                                                                        ------------
                                                                                                           8,561,118
                                                                                                        ------------

               SCHOOL DISTRICT (8.9%)
               -----------------------------------------------------------------
               Alpine Utah School District
   1,000,000      5.25%, 03/15/12 ..............................................         Aaa/NR            1,127,500
     375,000      5.00%, 03/15/12 ..............................................         Aaa/NR              422,812
               Davis County, Utah School District
     575,000      5.00%, 06/01/15 ..............................................         Aaa/NR              633,219
     250,000      5.10%, 06/01/16 ..............................................         Aaa/NR              276,875
     675,000      5.15%, 06/01/17 ..............................................         Aaa/NR              741,656
               Nebo, Utah School District
$    440,000      5.50%, 07/01/11 ..............................................         Aaa/AAA        $    504,350
   2,000,000      5.50%, 07/01/19 ..............................................         Aaa/AAA           2,230,000
               Rich County, Utah School, School District
     120,000      5.50%, 12/15/09 ..............................................         NR/NR*              128,400
     100,000      5.60%, 12/15/10 ..............................................         NR/NR*              105,250
               Tooele Co., Utah School District
   1,175,000      5.25%, 06/01/17 ..............................................         Aaa/AAA           1,298,375
               Weber County, Utah School District
     750,000      5.00%, 06/15/18 ..............................................         Aaa/NR              800,625
     825,000      5.00%, 6/15/20 ...............................................         Aaa/NR              881,719
                                                                                                        ------------
                                                                                                           9,150,781
                                                                                                        ------------
                  Total General Obligation Bonds ...............................                          17,711,899
                                                                                                        ------------

               REVENUE BONDS (79.5%)
               -----------------------------------------------------------------

               EDUCATION (12.0%)
               -----------------------------------------------------------------
               Salt Lake County, Utah Westminster College Project
     115,000      5.05%, 10/01/10 ..............................................         NR/BBB              126,356
     100,000      5.50%, 10/01/19 ..............................................         NR/BBB              103,750
   1,000,000      5.75%, 10/01/27 ..............................................         NR/BBB            1,046,250
               Southern Utah University Revenue
     375,000      6.30%, 06/01/16 ..............................................         NR/NR*              399,375
               University of Utah Revenue Refunding, (Biology
                  Research Facilities),
     200,000      5.50%, 04/01/11 MBIA Insured .................................         Aaa/AAA             220,500
               Utah State Board Regents Univ. Utah-Aux. &
                  Campus Revenue
     895,000      5.25%, 04/01/12 MBIA Insured .................................         Aaa/AAA             999,044
   1,000,000      5.00%, 04/01/20 MBIA Insured .................................         Aaa/AAA           1,047,500
               Utah State Board Regents Dixie State College
     115,000      5.50%, 05/01/13 MBIA Insured .................................         NR/AAA              132,969
     120,000      5.50%, 05/01/14 MBIA Insured .................................         NR/AAA              138,450
     130,000      5.50%, 05/01/15 MBIA Insured .................................         NR/AAA              149,663
     400,000      5.10%, 05/01/21 MBIA Insured .................................         NR/AAA              425,500
               Utah State Board Regents Office Fac. Revenue
$    450,000      5.05%, 02/01/20 MBIA Insured .................................         NR/AAA         $    479,813
     360,000      5.125%, 02/01/22 MBIA Insured ................................         NR/AAA              381,150
               Utah State Board Regents SLC Cmty. College
   1,260,000      5.50%, 06/01/16 FSA Insured ..................................         Aaa/AAA           1,423,800
   1,055,000      5.50%, 08/01/16 FSA Insured ..................................         Aaa/AAA           1,194,788
               Utah State Board Regents Univ. Utah Hosp. Revenue
   2,030,000      5.50%, 08/01/17 MBIA Insured .................................         Aaa/AAA           2,291,363
     905,000      5.00%, 05/01/19 AMBAC Insured ................................         Aaa/AAA             974,006
               Weber State University Utah Revenue Student Facs.
                  Sys. Series A
     300,000      5.10%, 04/01/16 ..............................................         NR/AA               328,125
     425,000      5.25%, 04/01/19 ..............................................         NR/AA               464,844
                                                                                                        ------------
                                                                                                          12,327,246
                                                                                                        ------------

               HEALTHCARE (3.2%)
               -----------------------------------------------------------------
               Murray City Utah Hospital Revenue
     595,000      5.00%, 05/15/22 MBIA Insured .................................         Aaa/AAA             615,081
               Salt Lake County Utah Hospital Revenue - IHC
                  Hospitals, Inc.
     500,000      5.50%, 05/15/13 AMBAC Insured ................................         Aaa/AAA             573,125
               Utah State Board Regents Revenue University Utah
                  Hospital Revenue
     110,000      5.00%, 08/01/21 MBIA Insured .................................         Aaa/AAA             115,775
               Utah County, Utah Hospital Revenue, IHC
                  Health Services
   1,500,000      5.25%, 08/15/21 MBIA Insured .................................         Aaa/AAA           1,576,875
     450,000      5.25%, 08/15/26 MBIA Insured .................................         Aaa/AAA             466,313
                                                                                                        ------------
                                                                                                           3,347,169
                                                                                                        ------------

               HOUSING (7.7%)
               -----------------------------------------------------------------
               Provo City Utah Housing Authority

     500,000      5.80%, 07/20/22 GNMA Collateralized ..........................         Aaa/NR              527,500
               Utah Housing Corporation Single Family Housing
      70,000      5.25%, 07/01/23 AMT ..........................................         Aa2/AA               72,188
               Utah State Housing Corp. Single Family
                  Housing Revenue
$  1,000,000   5.125%, 07/01/24 AMT ............................................         Aa3/AA-        $  1,023,750
     500,000   5.00%, 07/01/25 AMT .............................................         Aa3/AA              505,000
   1,000,000   5.00%, 07/01/31AMT ..............................................         Aa2/AA            1,010,000
               Utah State Housing Finance Agency
      10,000      5.00%, 07/01/09 Series F .....................................         Aaa/AAA              10,475
     170,000      6.35%, 07/01/12 AMBAC Insured AMT ............................         Aaa/AAA             176,163
      25,000      6.15%, 07/01/16 Senior Issue A-1 .............................         Aaa/AAA              26,219
     295,000      5.30%, 07/01/18 AMT ..........................................         Aaa/AAA             308,275
     185,000      5.00%, 07/01/18 AMT ..........................................         Aaa/AAA             191,244
     770,000      5.40,%, 07/01/20 AMT .........................................         Aa2/AA              806,575
      60,000      6.35%, 07/01/11 Mezzanine Series G-1 .........................         Aa2/AA               60,900
      60,000      6.60%, 07/01/11 Series E-1 ...................................         NR/AA                62,252
      15,000      7.25%, 07/01/11 Series 1994C .................................         Aaa/AA               15,477
     500,000      5.65%, 07/01/16 Series 1994C .................................         Aaa/AAA             526,250
     170,000      5.40%, 07/01/16 AMT ..........................................         Aa2/AA              175,738
     260,000      6.00%, 07/01/17 AMT ..........................................         Aaa/AAA             272,350
     985,000      5.50%, 07/01/18 AMT ..........................................         Aa3/AA-           1,051,488
     465,000      5.60%, 07/01/23 AMT ..........................................         Aa2/AA              485,925
               Utah State Housing Agency Housing Revenue
     190,000      5.65%, 07/01/27 AMT ..........................................         Aa2/AA              196,413
               West Jordan, Utah Multi-Family Housing
     360,000      6.80%, 01/01/15 FSA Insured ..................................         Aaa/AAA             372,600
                                                                                                        ------------
                                                                                                           7,876,782
                                                                                                        ------------

               INDUSTRIAL DEVELOPMENT & POLLUTION CONTROL (0.7%)
               -----------------------------------------------------------------
               Sandy City, Utah Industrial Development, H Shirley
                  Wright Project, Refunding Bonds, LOC Olympus Bank,
     250,000      6.125%, 08/01/16 .............................................         NR/AAA              255,557
               Utah County Environmental Improvement Revenue
     435,000      5.05%, 11/01/17 ..............................................         Baa1/BBB+           468,713
                                                                                                        ------------
                                                                                                             724,270
                                                                                                        ------------

               LEASE (14.1%)
               -----------------------------------------------------------------
               Emery County Utah Municipal Building Authority Lease
     840,000      5.125, 03/01/23 Radian Insured ...............................         NR/AA               878,850
               Lehi, Utah Municipal Building Lease Revenue,
                  Building Revenue
$  1,020,000      5.50%, 06/15/15 AMBAC Insured ................................         Aaa/NR         $  1,153,875
               Murray City, Utah Municipal Building Revenue
     520,000      5.05%, 12/01/15 AMBAC Insured ................................         Aaa/NR              573,300
               Salt Lake County, Utah Municipal Building
                  Authority, Lease Revenue
     400,000      5.00%, 10/01/11 MBIA Insured .................................         Aaa/AAA             438,500
   1,120,000      6.00%, 10/15/14 ..............................................         Aa1/AA            1,156,075
     320,000      5.40%, 10/15/19 AMBAC Insured ................................         Aaa/AAA             355,200
   3,900,000      5.20%, 10/15/20 AMBAC Insured+ ...............................         Aaa/AAA           4,197,375
               Sandy City, Utah Municipal Building Authority
     700,000      5.60%, 06/15/15 AMBAC Insured ................................         Aaa/NR              805,875
               Tooele City Utah Municipal Building Lease Revenue
     250,000      5.60%, 12/01/15 AMBAC Insured ................................         Aaa/AAA             287,812
               Utah County, Utah Municipal Building Authority,
                  Lease Revenue
     120,000      5.50%, 11/01/16 AMBAC Insured ................................         Aaa/NR              136,800
     240,000      5.50%, 11/01/17 AMBAC Insured ................................         Aaa/NR              271,800
               Utah State Building Ownership Authority
   1,350,000      5.25%, 05/15/20 FSA Insured ..................................         Aaa/AAA           1,454,625
               Washington Co. - State George, Utah Interlocal
                  Agency Revenue
   1,000,000      5.125%, 12/01/17 AMBAC Insured ...............................         NR/AAA            1,078,750
               Weber County, Utah Municipal Building Lease Revenue
   1,500,000      5.75%, 12/15/19 MBIA Insured .................................         Aaa/AAA           1,710,000
                                                                                                        ------------
                                                                                                          14,498,837
                                                                                                        ------------

               TAX REVENUE (21.7%)
               -----------------------------------------------------------------
               Bountiful, Utah Municipal Building Auth. Lease Revenue
     865,000      5.00%, 06/01/16 ..............................................         A2/NR               942,850
               Bountiful, Utah SID Special Assessment Revenue
     203,000      5.00%, 06/01/14 ..............................................         NR/NR*              201,477
     213,000      5.15%, 06/01/15 ..............................................         NR/NR*              211,402
     224,000      5.30%, 06/01/16 ..............................................         NR/NR*              222,040
     236,000      5.50%, 06/01/17 ..............................................         NR/NR*              233,935
     249,000      5.65%, 06/01/18 ..............................................         NR/NR*              246,821
               Brian Head, Utah Special Svc. Impt. District Revenue
$    500,000      5.35%, 11/01/12 ..............................................         NR/NR*         $    515,625
               Cache County Utah Sales Tax Revenue
     500,000      5.00%, 12/15/14 FGIC Insured .................................         Aaa/AAA             556,875
     600,000      5.00%, 12/15/17 FGIC Insured .................................         Aaa/AAA             654,000
     670,000      5.00%, 12/15/16 FGIC Insured .................................         Aaa/AAA             736,162
     510,000      5.00%, 12/15/18 FGIC Insured .................................         Aaa/AAA             553,987
     830,000      5.00%, 12/15/19 FGIC Insured .................................         Aaa/AAA             894,325
               Clearfield, UT Sales Tax Revenue
     590,000      5.00%, 07/01/18 FGIC Insured .................................         Aaa/AAA             644,575
     620,000      5.00%, 07/01/19 FGIC Insured .................................         Aaa/AAA             671,925
     650,000      5.00%, 07/01/20 FGIC Insured .................................         Aaa/AAA             697,937
               Jordanelle, Utah Special Svc. Improvement District
     435,000      8.00%, 10/01/11 ..............................................         NR/NR*              458,381
               Mountain Reg'l. Water District, Utah Special
                  Assmnt. Revenue
   2,000,000      7.00%, 12/01/18 ..............................................         NR/NR*            1,982,500
               Orem, Utah Special Assessment Revenue
      96,000      5.00%, 08/01/15 ..............................................         NR/NR*               96,000
     101,000      5.15%, 08/01/16 ..............................................         NR/NR*              101,000
     106,000      5.30%, 08/01/17 ..............................................         NR/NR*              106,000
     112,000      5.50%, 08/01/18 ..............................................         NR/NR*              112,000
     118,000      5.65%, 08/01/19 ..............................................         NR/NR*              118,000
               Pleasant Grove City Utah Sales Tax Revenue
     410,000      5.25%, 12/01/17 MBIA Insured .................................         Aaa/AAA             456,125
               Salt Lake City, Utah Sales Tax Revenue
     490,000      5.25%, 02/01/12 ..............................................         NR/AAA              567,175
     265,000      5.25%, 02/01/13 ..............................................         NR/AAA              303,094
   1,320,000      5.25%, 02/01/15 ..............................................         NR/AAA            1,488,300
     100,000      5.25%, 02/01/17 ..............................................         NR/AAA              110,500
               Salt Lake Co., Utah Municipal Bldg. Auth.
     100,000      5.40%, 10/01/19 ..............................................         Aa1/AA+             109,375
               Sandy City Utah Sales Tax Revenue
     520,000      5.00%, 09/15/18 AMBAC Insured ................................         NR/AAA              563,550
     605,000      5.00%, 09/15/20 AMBAC Insured ................................         NR/AAA              645,081
               South Jordan, Utah Sales Tax
$    570,000      5.00%, 08/15/15 AMBAC Insured ................................         Aaa/AAA        $    624,862
               South Jordan Utah Special Assignment
   1,000,000      6.875%, 11/01/17 .............................................         NR/NR*            1,021,250
               Utah Water Finance Agency Revenue
     250,000      5.00%, 06/01/19 MBIA Insured .................................         Aaa/AAA             266,875
               Utah Water Finance Agency Revenue
     725,000      5.10%, 07/01/18 AMBAC Insured ................................         Aaa/NR              790,250
     510,000      5.00%, 07/01/18 AMBAC Insured ................................         Aaa/NR              553,988
     685,000      5.00%, 07/01/19 AMBAC Insured ................................         Aaa/NR              735,519
               Wasatch County Utah Sales Tax Revenue
     205,000      5.00%, 12/01/16 AMBAC Insured ................................         NR/AAA              225,244
     210,000      5.00%, 12/01/17 AMBAC Insured ................................         NR/AAA              228,900
     225,000      5.00%, 12/01/18 AMBAC Insured ................................         NR/AAA              244,406
               West Valley City, Utah Sales Tax Revenue
     800,000      5.50%, 07/15/17 MBIA Insured .................................         Aaa/AAA             903,000
   1,400,000      6.00%, 03/01/24 ..............................................         NR/A-             1,491,000
                                                                                                        ------------
                                                                                                          22,286,311
                                                                                                        ------------

               TRANSPORTATION (2.9%)
               -----------------------------------------------------------------
               Salt Lake City, Utah Airport Revenue Series B
     875,000      5.875%, 12/01/12 FGIC Insured ................................         Aaa/AAA             907,112
     370,000      5.875%, 12/01/18 FGIC Insured ................................         Aaa/AAA             382,654
               Utah Transit Auth Sales Tax & Trans. Revenue
   1,000,000      5.40%, 12/15/16 FSA Insured ..................................         NR/AAA            1,130,000
     500,000      5.00%, 06/15/23 FSA Insured ..................................         Aaa/AAA             525,625
                                                                                                        ------------
                                                                                                           2,945,391
                                                                                                        ------------

               UTILITY (8.8%)
               -----------------------------------------------------------------
               Intermountain Power Agency Utilities Light & Power
                  Service, Utah
     450,000      5.00%, 07/01/12 MBIA Insured .................................         Aaa/AAA             458,181
   1,470,000      5.25%, 07/01/15 MBIA Insured .................................         Aaa/AAA           1,640,887
      90,000      5.00%, 07/01/16 ..............................................         A1/A+                94,950
   2,380,000      5.00%, 07/01/21 ..............................................         A1/A+             2,478,175
     130,000      5.00%, 07/01/23 ..............................................         A1/A+               130,428
     200,000      5.00%, 07/01/23 FSA Insured ..................................         Aaa/AAA             218,250
               Manti City, Utah Electric System Rev
$    603,000      5.75%, 02/01/17 ..............................................         NR/NR*         $    621,844
               Murray City, Utah Utility Electric Revenue
     400,000      5.625%, 06/01/18 AMBAC Insured ...............................         Aaa/NR              449,000
               Salem, Utah Electric Revenue
     125,000      5.30%, 11/01/07 ..............................................         NR/NR*              137,656
     130,000      5.35%, 11/01/08 ..............................................         NR/NR*              144,788
     140,000      5.40%, 11/01/09 ..............................................         NR/NR*              156,450
               Southern Utah Valley Power System Revenue
     210,000      5.25%, 09/15/13 MBIA Insured .................................         NR/AAA              239,925
     225,000      5.25%, 09/15/14 MBIA Insured .................................         NR/AAA              256,219
     235,000      5.25%, 09/15/15 MBIA Insured .................................         NR/AAA              265,256
     185,000      5.125%, 09/15/21 MBIA Insured ................................         NR/AAA              197,719
               Springville, Utah Electric Revenue
     550,000      5.60%, 03/01/09 ..............................................         Baa1/NR             616,000
               Utah Association Municipal Power Systems Revenue
     790,000      5.25%, 12/01/09 ..............................................         NR/A-               895,662
                                                                                                        ------------
                                                                                                           9,001,390
                                                                                                        ------------

               WATER AND SEWER (8.4%)
               -----------------------------------------------------------------
               Ashley Valley, Utah
     385,000      9.50%, 01/01/08 AMBAC Insured ................................         Aaa/AAA             451,412
               Eagle Mountain, Utah Water and Sewer
     750,000      5.80%, 11/15/16 ACA Insured ..................................         NR/A                833,437
               Granger and Hunter Utah Imp. District Water & Swr.
     250,000      5.00%, 03/01/18 FSA Insured ..................................         Aaa/NR              265,000
               Riverton, Utah Water Revenue
     100,000      5.35%, 09/01/15 FGIC Insured .................................         Aaa/NR              111,750
               Salt Lake City, Utah Metropolitan Water Revenue
   1,200,000      5.375%, 07/01/24 AMBAC Insured (pre-refunded) ................         Aaa/AAA           1,398,000
     125,000      5.375%, 07/01/29 AMBAC Insured (pre-refunded) ................         Aaa/AAA             145,625
               Salt Lake City, Utah Water And Sewer Revenue
     500,000      5.75%, 02/01/13 AMBAC Insured ................................         Aaa/AAA             531,250
               Spanish Fork City Utah Water Revenue
     250,000      5.50%, 06/01/17 FSA Insured ..................................         Aaa/NR              283,437
               Utah Water Finance Agency Revenue
$    100,000      5.00%, 06/01/14 MBIA Insured .................................         Aaa/AAA        $    107,750
     910,000      5.50%, 10/01/14 AMBAC Insured ................................         Aaa/AAA           1,044,225
     200,000      5.25%, 07/01/16 AMBAC Insured ................................         Aaa/NR              223,250
     310,000      5.00%, 10/01/17 AMBAC Insured ................................         Aaa/NR              337,513
     500,000      5.25%, 10/01/18 AMBAC Insured ................................         Aaa/NR              560,000
     285,000      5.30%, 10/01/23 MBIA Insured .................................         Aaa/AAA             302,813
     450,000      5.40%, 10/01/24 AMBAC Insured ................................         Aaa/AAA             478,688
     250,000      5.50%, 10/01/29 AMBAC Insured ................................         Aaa/AAA             273,125
               Weber-Box Elder, Utah Conservation District Water Revenue
     200,000      6.45%, 11/01/14 (pre-refunded) ...............................         Baa3/NR             247,500
     200,000      6.50%, 11/01/19 (pre-refunded) ...............................         Baa3/NR             248,000
     335,000      6.90%, 11/01/20 (pre-refunded) ...............................         Baa3/NR             424,194
               White City, Utah Water Improvement
     300,000      5.90%, 02/01/22 AMBAC Insured ................................         Aaa/AAA             331,875
                                                                                                        ------------
                                                                                                           8,598,844
                                                                                                        ------------
                  Total Revenue Bonds ..........................................                          81,606,240
                                                                                                        ------------

               Total Investments (cost $93,749,747**) ...............      96.8%                          99,318,139
               Other assets less liabilities ........................       3.2                            3,314,381
                                                                         ------                         ------------
               Net Assets ...........................................     100.0%                        $102,632,520
                                                                         ======                         ============

               * Any security not rated must be determined by the Investment Adviser to have sufficient quality to be ranked in the top four ratings if a credit rating were to be assigned by a rating service.
               **  See notes 2f and 4.
               + Security pledged as collateral for the Fund's when - issued commitments (see note 9).
               ++  Security traded on a "when-issued" basis.

                     PORTFOLIO ABBREVIATIONS:
                     ------------------------

               ACA   - ACA Financial Guaranty Corp.
               AMBAC - American Municipal Bond Assurance Corp.
               AMT   - Alternative Minimum Tax
               FGIC  - Financial Guaranty Insurance Co.
               FSA   - Financial Security Assurance
               MBIA  - Municipal Bond Investors Assurance Corp.

                 See accompanying notes to financial statements.

                             TAX-FREE FUND FOR UTAH
                       STATEMENT OF ASSETS AND LIABILITIES
                                  JUNE 30, 2003

ASSETS
   Investments at value (cost $93,749,747) ...................................................        $  99,318,139
   Cash ......................................................................................            2,723,935
   Interest receivable .......................................................................            1,383,174
   Receivable for investment securities sold .................................................            1,536,750
   Receivable for Fund shares sold ...........................................................              671,256
   Due from Manager for reimbursement of expenses (note 3) ...................................                  161
   Other Assets ..............................................................................                3,999
                                                                                                      -------------
   Total assets ..............................................................................          105,637,414
                                                                                                      -------------
LIABILITIES
   Payable for investment securities purchased ...............................................            2,513,000
   Payable for Fund shares redeemed ..........................................................              266,465
   Dividends payable .........................................................................               92,635
   Distribution fees payable .................................................................               60,263
   Accrued expenses ..........................................................................               72,531
                                                                                                      -------------
   Total liabilities .........................................................................            3,004,894
                                                                                                      -------------
NET ASSETS ...................................................................................        $ 102,632,520
                                                                                                      =============
   Net Assets consist of:
   Capital Stock - Authorized an unlimited number of shares, par value $.01 per share ........        $      99,584
   Additional paid-in capital ................................................................           99,750,229
   Net unrealized appreciation on investments (note 4) .......................................            5,568,392
   Accumulated net realized loss on investments ..............................................           (2,714,861)
   Distributions in excess of net investment income ..........................................              (70,824)
                                                                                                      -------------
                                                                                                      $ 102,632,520
                                                                                                      =============
CLASS A
   Net Assets ................................................................................        $  85,329,336
                                                                                                      =============
   Capital shares outstanding ................................................................            8,279,036
                                                                                                      =============
   Net asset value and redemption price per share ............................................        $       10.31
                                                                                                      =============
   Offering price per share (100/96 of $10.31 adjusted to nearest cent) ......................        $       10.74
                                                                                                      =============
CLASS C
   Net Assets ................................................................................        $  16,420,273
                                                                                                      =============
   Capital shares outstanding ................................................................            1,593,997
                                                                                                      =============
   Net asset value and offering price per share ..............................................        $       10.30
                                                                                                      =============
   Redemption price per share (*a charge of 1% is imposed on the redemption proceeds of the shares, or on the original price, whichever is lower, if redeemed
       during the first 12 months after purchase) ............................................        $       10.30*
                                                                                                      =============
CLASS Y
   Net Assets ................................................................................        $     882,911
                                                                                                      =============
   Capital shares outstanding ................................................................               85,375
                                                                                                      =============
   Net asset value, offering and redemption price per share ..................................        $       10.34
                                                                                                      =============

                 See accompanying notes to financial statements.

                             TAX-FREE FUND FOR UTAH
                             STATEMENT OF OPERATIONS
                        FOR THE YEAR ENDED JUNE 30, 2003

INVESTMENT INCOME:

     Interest income ...........................................................                       $ 3,819,347

Expenses:
     Management fee (note 3) ...................................................    $   401,830
     Distribution and service fees (note 3) ....................................        243,452
     Legal fees ................................................................         57,864
     Trustees' fees and expenses (note 8) ......................................         25,410
     Shareholders' reports and proxy statements ................................         46,847
     Transfer and shareholder servicing agent fees .............................         44,826
     Auditing fees .............................................................         25,417
     Fund accounting fee .......................................................         31,326
     Custodian fees ............................................................          9,387
     Registration fees and dues ................................................          9,808
     Miscellaneous .............................................................         16,459
                                                                                    -----------
     Total expenses ............................................................        912,626

     Management fee waived (note 3) ............................................       (401,830)
     Reimbursement of expenses by Manager (note 3) .............................        (71,453)
     Expenses paid indirectly (note 6) .........................................         (9,210)
                                                                                    -----------
     Net expenses ..............................................................                           430,133
                                                                                                       -----------
     Net investment income .....................................................                         3,389,214

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
     Net realized gain (loss) from securities transactions .....................        (44,103)
     Change in unrealized appreciation on investments ..........................      3,818,783
                                                                                    -----------

     Net realized and unrealized gain (loss) on investments ....................                         3,774,680
                                                                                                       -----------
Net increase in net assets resulting from operations ...........................                       $ 7,163,894
                                                                                                       ===========

                 See accompanying notes to financial statements.

                             TAX-FREE FUND FOR UTAH
                       STATEMENTS OF CHANGES IN NET ASSETS

                                                                       YEAR ENDED        YEAR ENDED
                                                                     JUNE 30, 2003     JUNE 30, 2002
                                                                     -------------     -------------
OPERATIONS:
   Net investment income .......................................     $   3,389,214      $  2,396,879
   Net realized gain (loss) from securities transactions .......           (44,103)          204,218
   Change in unrealized appreciation on investments ............         3,818,783           869,002
                                                                     -------------      ------------
      Change in net assets from operations .....................         7,163,894         3,470,099
                                                                     -------------      ------------

DISTRIBUTIONS TO SHAREHOLDERS (note 10):
   Class A Shares:
   Net investment income .......................................        (3,169,522)       (2,313,148)

   Class C Shares:
   Net investment income .......................................          (377,988)         (179,895)

   Class Y Shares:
   Net investment income .......................................           (11,237)           (1,405)
                                                                     -------------      ------------
      Change in net assets from distributions ..................        (3,558,747)       (2,494,448)
                                                                     -------------      ------------

CAPITAL SHARE TRANSACTIONS (note 7):
   Proceeds from shares sold ...................................        41,782,674        33,014,783
   Reinvested dividends and distributions ......................         1,882,383         1,280,612
   Cost of shares redeemed .....................................        (7,318,351)       (8,790,503)
                                                                     -------------      ------------
      Change in net assets from capital share transactions .....        36,346,706        25,504,892
                                                                     -------------      ------------

      Change in net assets .....................................        39,951,853        26,480,543

NET ASSETS:
   Beginning of period .........................................        62,680,667        36,200,124
                                                                     -------------      ------------
   End of period* ..............................................     $ 102,632,520      $ 62,680,667
                                                                     =============      ============

*  Includes distributions in excess of net investment income of:     $     (70,824)     $    (40,117)
                                                                     =============      ============

                 See accompanying notes to financial statements.

                             TAX-FREE FUND FOR UTAH
                          NOTES TO FINANCIAL STATEMENTS

1. ORGANIZATION

     Tax-Free Fund For Utah (the "Fund"), a non-diversified, open-end investment company, was organized on December 12, 1990 as a Massachusetts business trust and commenced operations on July 24, 1992. The Fund is authorized to issue an unlimited number of shares and, since its inception to May 21, 1996, offered only one class of shares. On that date, the Fund began offering two additional classes of shares, Class C and Class Y shares. All shares outstanding prior to that date were designated as Class A shares and are sold with a front-payment sales charge and bear an annual distribution fee. Class C shares are sold with a level-payment sales charge with no payment at time of purchase but level service and distribution fees from date of purchase through a period of six years thereafter. A contingent deferred sales charge of 1% is assessed to any Class C shareholder who redeems shares of this Class within one year from the date of purchase. Class C Shares, together with a pro-rata portion of all Class C Shares acquired through reinvestment of dividends and other distributions paid in additional Class C Shares, automatically convert to Class A Shares after 6 years. The Class Y shares are only offered to institutions acting for an investor in a fiduciary, advisory, agency, custodian or similar capacity and are not offered directly to retail investors. Class Y shares are sold at net asset value without any sales charge, redemption fees, contingent deferred sales charge or distribution or service fees. On October 31, 1997, the Fund established Class I shares, which are offered and sold only through financial intermediaries and are not offered directly to retail investors. As of the report date, there were no Class I shares outstanding. All classes of shares, represent interests in the same portfolio of investments and are identical as to rights and privileges but differ with respect to the effect of sales charges, the distribution and/or service fees borne by each class, expenses specific to each class, voting rights on matters affecting a single class and the exchange privileges of each class.

2. SIGNIFICANT ACCOUNTING POLICIES

     The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America for investment companies.

a) PORTFOLIO VALUATION: Municipal securities which have remaining maturities of more than 60 days are valued at fair value each business day based upon information provided by a nationally prominent independent pricing service and periodically verified through other pricing services; in the case of securities for which market quotations are readily available, securities are valued at the mean of bid and asked quotations and, in the case of other securities, at fair value determined under procedures established by and under the general supervision of the Board of Trustees. Securities which mature in 60 days or less are valued at amortized cost if their term to maturity at purchase is 60 days or less, or by amortizing their unrealized appreciation or depreciation on the 61st day prior to maturity, if their term to maturity at purchase exceeds 60 days.

b) SECURITIES TRANSACTIONS AND RELATED INVESTMENT INCOME: Securities transactions are recorded on the trade date. Realized gains and losses from securities transactions are reported on the identified cost basis. Interest income is recorded daily on the accrual basis and is adjusted for amortization of premium and accretion of original issue and market discount.

c) FEDERAL INCOME TAXES: It is the policy of the Fund to qualify as a regulated investment company by complying with the provisions of the Internal Revenue Code applicable to certain investment companies. The Fund intends to make distributions of income and securities profits sufficient to relieve it from all, or substantially all, Federal income and excise taxes.

d) ALLOCATION OF EXPENSES: Expenses, other than class-specific expenses, are allocated daily to each class of shares based on the relative net assets of each class. Class-specific expenses, which include distribution and service fees and any other items that are specifically attributed to a particular class, are charged directly to such class.

e) USE OF ESTIMATES: The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

f) NEW ACCOUNTING PRONOUNCEMENT: In November 2000, the AICPA issued a revised audit and accounting guide, AUDITS OF INVESTMENT COMPANIES, which is effective for fiscal years beginning after December 15, 2000. The revised Guide requires the Fund to amortize premium and all discounts on all fixed-income securities. The Fund's officers determined to adopt this requirement effective July 1, 2001. This change does not affect the Fund's net asset value, but does change the classification of certain amounts in the statement of operations. The Fund recorded an adjustment to increase the cost of securities and increase accumulated undistributed net investment income by $14,470 to reflect the cumulative effect of this change up to the date of adoption.

3. FEES AND RELATED PARTY TRANSACTIONS

a) MANAGEMENT ARRANGEMENTS:

     Aquila Management Corporation (the "Manager"), the Fund's founder and sponsor, serves as the Investment Adviser for the Fund under an Advisory and Administration Agreement with the Fund since August 1, 2001. Under the Advisory and Administration Agreement, the Manager provides all investment management and administrative services to the Fund. The Manager's services include providing the office of the Fund and all related services as well as overseeing the activities of all the various support organizations to the Fund such as the shareholder servicing agent, custodian, legal counsel, fund accounting agent, auditors and distributor. For its services, the Manager is entitled to receive a fee which is payable monthly and computed as of the close of business each day at the annual rate of 0.50 of 1% on the Fund's average net assets.

     For the year ended June 30, 2003, the Fund incurred management fees of $401,830 all of which was voluntarily waived. Additionally, the Manager voluntarily agreed to reimburse the Fund for other expenses during this period in the amount of $71,453. Of this amount, $71,292 was paid prior to June 30, 2003 and the balance of $161 was paid in early July 2003.

     Specific details as to the nature and extent of the services provided by the Manager are more fully defined in the Fund's Prospectus and Statement of Additional Information.

b) DISTRIBUTION AND SERVICE FEES:

     The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 (the "Rule") under the Investment Company Act of 1940. Under one part of the Plan, with respect to Class A Shares, the Fund is authorized to make distribution fee payments to broker-dealers or others ("Qualified Recipients") selected by Aquila Distributors, Inc. (the "Distributor") including, but not limited to, any principal underwriter of the Fund, with which the Distributor has entered into written agreements contemplated by the Rule and which have rendered assistance in the distribution and/or retention of the Fund's shares or servicing of shareholder accounts. The Fund makes payment of this service fee at the annual rate of 0.20% of the Fund's average net assets represented by Class A Shares. For the year ended June 30, 2003 service fees on Class A Shares amounted to $139,420, of which the Distributor retained $6,115.

     Under another part of the Plan, the Fund is authorized to make payments with respect to Class C Shares to Qualified Recipients which have rendered assistance in the distribution and/or retention of the Fund's Class C shares or servicing of shareholder accounts. These payments are made at the annual rate of 0.75% of the Fund's average net assets represented by Class C Shares and for the year ended June 30, 2003, amounted to $78,024. In addition, under a Shareholder Services Plan, the Fund is authorized to make service fee payments with respect to Class C Shares to Qualified Recipients for providing personal services and/or maintenance of shareholder accounts. These payments are made at the annual rate of 0.25% of the Fund's average net assets represented by Class C Shares and for the year ended June 30, 2003 amounted to $26,008. The total of these payments with respect to Class C Shares amounted to $104,032, of which the Distributor retained $13,664.

     Specific details about the Plans are more fully defined in the Fund's Prospectus and Statement of Additional Information.

     Under a Distribution Agreement, the Distributor serves as the exclusive distributor of the Fund's shares. Through agreements between the Distributor and various broker-dealer firms ("dealers"), the Fund's shares are sold primarily through the facilities of these dealers having offices within Utah, with the bulk of sales commissions inuring to such dealers. For the year ended June 30, 2003, total commissions on sales of Class AShares amounted to $434,068, of which the Distributor received $40,198.

c) OTHER RELATED PARTY TRANSACTIONS:

     For the year ended June 30, 2003, the Fund incurred $57,603 of legal fees allocable to Hollyer Brady Smith & Hines LLP counsel to the Fund for legal services in conjunction with the Fund's ongoing operations. The Secretary of the Fund is a Partner of Hollyer Brady Smith & Hines LLP.

4. PURCHASES AND SALES OF SECURITIES

     During the year ended June 30, 2003,  purchases of securities  and proceeds
from  the  sales  of   securities   aggregated   $39,525,811   and   $5,073,570,
respectively.

     At June 30, 2003, the aggregate tax cost for all securities was $93,727,935. At June 30, 2003 the aggregate gross unrealized appreciation for all securities in which there is an excess of market value over tax cost amounted to $5,644,663 and aggregate gross unrealized depreciation for all securities in which there is an excess of tax cost over market value amounted to $54,459, for a net unrealized appreciation of $5,590,204.

5. PORTFOLIO ORIENTATION

     Since the Fund invests principally and may invest entirely in double tax-free municipal obligations of issuers within Utah, it is subject to possible risks associated with economic, political, or legal developments or industrial or regional matters specifically affecting Utah and whatever effects these may have upon Utah issuers' ability to meet their obligations.

     The Fund is also permitted to invest in tax-free municipal obligations of issuers in other states and U.S. territories meeting comparable quality standards and providing income which is exempt from both regular Federal and Utah income taxes. The general policy of the Fund is to invest in such securities only when comparable securities of Utah issuers are not available in the market. At June 30, 2003, the Fund had 100% of its net assets invested in State of Utah municipal issues.

6. EXPENSES

     The Fund has negotiated an expense offset arrangement with its custodian wherein it receives credit toward the reduction of custodian fees and other Fund expenses whenever there are uninvested cash balances. The Statement of Operations reflects the total expenses before any offset, the amount of offset and the net expenses. It is the general intention of the Fund to invest, to the extent practicable, some or all of cash balances in income-producing assets rather than leave cash on deposit.

7. CAPITAL SHARE TRANSACTIONS

Transactions in Capital Shares of the Fund were as follows:

                                                     YEAR ENDED JUNE 30, 2003                    YEAR ENDED JUNE 30, 2002
                                                  ------------------------------                --------------------------
                                                   Shares                Amount                Shares                Amount
                                                   ------                ------                ------                ------
CLASS A SHARES:
   Proceeds from shares sold ...........           3,092,149           $ 31,209,525            2,863,782           $ 27,941,204
   Reinvested distributions ............             165,136              1,665,186              121,762              1,185,746
   Cost of shares redeemed .............            (657,050)            (6,646,533)            (863,821)            (8,393,387)
                                                  ----------           ------------           ----------           ------------
        Net change .....................           2,600,235             26,228,178            2,121,723             20,733,563
                                                  ----------           ------------           ----------           ------------

CLASS C SHARES:
   Proceeds from shares sold ...........             957,135              9,712,558              516,778              5,048,579
   Reinvested distributions ............              20,771                209,789                9,685                 94,203
   Cost of shares redeemed .............             (63,577)              (645,935)             (41,134)              (396,459)
                                                  ----------           ------------           ----------           ------------
        Net change .....................             914,329              9,276,412              485,329              4,746,323
                                                  ----------           ------------           ----------           ------------

CLASS Y SHARES:
   Proceeds from shares sold ...........              84,124                860,591                2,567                 25,253
   Reinvested distributions ............                 720                  7,408                   55                    410
   Cost of shares redeemed .............              (2,553)               (25,883)                 (67)                  (657)
                                                  ----------           ------------           ----------           ------------
        Net change .....................              82,291                842,116                2,555                 25,006
                                                  ----------           ------------           ----------           ------------
Total transactions in Fund
   shares ..............................           3,596,855           $ 36,346,706            2,609,607           $ 25,504,892
                                                  ==========           ============           ==========           ============

8. TRUSTEES' FEES AND EXPENSES

     During the fiscal year ended June 30, 2003 there were six trustees, two of whom were affiliated with the Manager and are not paid any trustee fees. Each Trustee's fees paid during the year were at the annual rate of $3,500 for carrying out their responsibilities and attendance at regularly scheduled Board Meetings. If additional or special meetings are scheduled for the Fund, separate meeting fees are paid for each such meeting to those Trustees in attendance. The Fund also reimburses Trustees for expenses such as travel, accommodations, and meals incurred in connection with attendance at regularly scheduled or special Board Meetings and at the Annual Meeting of Shareholders. For the fiscal year ended June 30, 2003 such reimbursements averaged approximately $1,407 per Trustee.

9. SECURITIES TRADED ON A WHEN-ISSUED BASIS

     The Fund may purchase or sell securities on a when-issued basis. When-issued transactions arise when securities are purchased or sold by the Fund with payment and delivery taking place in the future in order to secure what is considered to be an advantageous price and yield to the Fund at the time of entering into the transaction. Beginning on the date the Fund enters into a when-issued transaction, cash or other liquid securities are segregated in an amount equal to or greater than the amount of the when-issued transaction. These transactions are subject to market fluctuations and their current value is determined in the same manner as for other securities.

10. DISTRIBUTIONS

     The Fund declares dividends daily from net investment income and makes payments monthly in additional shares at the net asset value per share, in cash, or in a combination of both, at the shareholder's option. Net realized capital gains, if any, are distributed annually and are taxable.

     The Fund intends to maintain, to the maximum extent possible, the tax-exempt status of interest payments received from portfolio municipal securities in order to allow dividends paid to shareholders from net investment income to be exempt from regular Federal and State of Utah income taxes. However, due to differences between financial statement reporting and Federal income tax reporting requirements, distributions made by the Fund may not be the same as the Fund's net investment income, and/or net realized securities gains. In this regard, the Fund credited distributions in excess of net investment income in the amount of $138,826 and debited additional paid in capital in the amount of $138,826 at June 30, 2003. This adjustment had no impact on the Fund's aggregate net assets at June 30, 2003. Further, a small portion of the dividends may, under some circumstances, be subject to taxes at ordinary income and/or capital gain rates.

     At June 30, 2003, the Fund had a capital loss carryover of $2,686,182 of which $211,315 expires on June 30, 2008, $2,459,398 expires on June 30, 2009, and $15,469 expires on June 30, 2011. This carryover is available to offset future net realized gains on securities transactions to the extent provided for in the Internal Revenue Code. To the extent that this loss is used to offset future realized capital gains, it is probable that the gains so offset will not be distributed.

     The tax character of distributions during the fiscal years ended June 30, 2003 and 2002 is as follows:

     Distributions from

                                                       YEAR ENDED JUNE 30,
                                                    2003                2002
                                                 ----------          ----------
     Net tax-exempt income                       $3,419,849          $2,418,521
     Ordinary income                                138,898              75,927
                                                 ----------          ----------
                                                 $3,558,747          $2,494,448
                                                 ==========          ==========

     As of June 30, 2003, the components of distributable earnings on a tax basis were as follows:

     Accumulated net realized loss                                 $(2,686,182)

     Unrealized appreciation                                         5,590,204
                                                                   -----------
                                                                   $ 2,904,022
                                                                   ===========

                             TAX-FREE FUND FOR UTAH
                              FINANCIAL HIGHLIGHTS

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                                                                  Class A
                                                           ------------------------------------------------------
                                                                             Year Ended June 30,
                                                           ------------------------------------------------------
                                                            2003        2002        2001        2000        1999
                                                           ------      ------      ------      ------      ------
Net asset value, beginning of period ................       $9.85       $9.65       $9.35       $9.88      $10.24
                                                           ------      ------      ------      ------      ------
Income (loss) from investment operations:
   Net investment income + ..........................       0.44        0.46        0.48        0.48        0.49
   Net gain (loss) on securities (both realized
      and unrealized) ...............................       0.48        0.22        0.32       (0.44)      (0.36)
                                                           ------      ------      ------      ------      ------
   Total from investment operations .................       0.92        0.68        0.80        0.04        0.13
                                                           ------      ------      ------      ------      ------
Less distributions (note 10):
   Dividends from net investment income .............      (0.46)      (0.48)      (0.50)      (0.51)      (0.49)
   Distributions from capital gains .................        -           -           -         (0.06)        -
                                                           ------      ------      ------      ------      ------
   Total distributions ..............................      (0.46)      (0.48)      (0.50)      (0.57)      (0.49)
                                                           ------      ------      ------      ------      ------
Net asset value, end of period ......................      $10.31       $9.85       $9.65       $9.35       $9.88
                                                           ======      ======      ======      ======      ======
Total return (not reflecting sales charge) ..........       9.55%       7.22%       8.72%       0.57%       1.19%

Ratios/supplemental data
   Net assets, end of period (in thousands) .........      $85,329     $55,957     $34,321     $34,171     $47,251
   Ratio of expenses to average net assets ..........       0.43%       0.46%       0.48%       0.42%       0.45%
   Ratio of net investment income to average
      net assets ....................................       4.31%       4.65%       4.95%       5.06%       4.57%
   Portfolio turnover rate ..........................       6.43%      27.42%      44.17%      48.99%      87.49%

The expense and net investment income ratios without the effect of the voluntary waiver of a portion of the management fee and the voluntary expense reimbursement were:

Ratio of expenses to average net assets .............       1.02%       1.00%       1.11%       1.11%       1.04%
Ratio of net investment income to average
   net assets .......................................       3.72%       4.11%       4.32%       4.37%       3.98%

The expense ratios after giving effect to the waiver, reimbursement and expense offset for uninvested cash balances were:

Ratio of expenses to average net assets .............       0.42%       0.40%       0.39%       0.39%       0.38%

-------------
Note: Effective July 16, 1998, Zions First National Bank became the Fund's
      Investment Sub-Adviser replacing First Security Investment Management, Inc. Effective August 1, 2001, Aquila Management Corporation became the Fund's Investment Adviser replacing Zions First National Bank which was the sub-adviser.

+ Per share amounts have been calculated using the monthly average shares method.

                 See accompanying notes to financial statements.

                             TAX-FREE FUND FOR UTAH
                        FINANCIAL HIGHLIGHTS (CONTINUED)

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                                                           CLass C
                                                    ------------------------------------------------------
                                                                      Year Ended June 30,
                                                    ------------------------------------------------------
                                                     2003        2002        2001        2000        1999
                                                    ------      ------      ------      ------      ------
Net asset value, beginning of period ...........     $9.85       $9.64       $9.35       $9.87      $10.23
                                                    ------      ------      ------      ------      ------
Income (loss) from investment operations:
   Net investment income + .....................     0.34        0.37        0.38        0.38        0.38
   Net gain (loss) on securities (both
      realized and unrealized) .................     0.48        0.23        0.31       (0.42)      (0.35)
                                                    ------      ------      ------      ------      ------
Total from investment operations ...............     0.82        0.60        0.69       (0.04)       0.03
                                                    ------      ------      ------      ------      ------
Less distributions (note 10):
   Dividends from net investment income ........    (0.37)      (0.39)      (0.40)      (0.42)      (0.39)
   Distributions from capital gains ............      -           -           -         (0.06)        -
                                                    ------      ------      ------      ------      ------
   Total distributions .........................    (0.37)      (0.39)      (0.40)      (0.48)      (0.39)
                                                    ------      ------      ------      ------      ------
Net asset value, end of period .................    $10.30       $9.85       $9.64       $9.35       $9.87
                                                    ======      ======      ======      ======      ======
Total return (not reflecting sales charge) .....     8.48%       6.36%       7.52%      (0.33)%      0.18%

Ratios/supplemental data
   Net assets, end of period (in thousands) ....    $16,420     $6,694      $1,874      $1,036      $1,667
   Ratio of expenses to average net assets .....     1.31%       1.34%       1.47%       1.43%       1.45%
   Ratio of net investment income to
      average net assets .......................     3.39%       3.72%       3.93%       4.07%       3.57%
   Portfolio turnover rate .....................     6.43%      27.42%      44.17%      48.99%      87.49%

The expense and net investment income ratios without the effect of the voluntary waiver of a portion of the management fee and the voluntary expense reimbursement were:

   Ratio of expenses to average net assets .....     1.81%       1.78%       1.89%       1.91%       1.85%
   Ratio of net investment income to
      average net assets .......................     2.89%       3.28%       3.51%       3.58%       3.17%

The expense ratios after giving effect to the waiver, reimbursement and expense offset for uninvested cash balances were:

  Ratio of expenses to average net assets ......     1.30%       1.28%       1.39%       1.39%       1.37%

                                                                           CLass Y
                                                    ------------------------------------------------------
                                                                      Year Ended June 30,
                                                    ------------------------------------------------------
                                                     2003        2002        2001        2000        1999
                                                    ------      ------      ------      ------      ------
Net asset value, beginning of period ...........     $9.89       $9.68       $9.36       $9.88      $10.24
                                                    ------      ------      ------      ------      ------
Income (loss) from investment operations:
   Net investment income + .....................     0.42        0.50        0.49        0.45        0.45
   Net gain (loss) on securities (both
      realized and unrealized) .................     0.50        0.20        0.34       (0.38)      (0.32)
                                                    ------      ------      ------      ------      ------
Total from investment operations ...............     0.92        0.70        0.83        0.07        0.13
                                                    ------      ------      ------      ------      ------
Less distributions (note 10):
   Dividends from net investment income ........    (0.47)      (0.49)      (0.51)      (0.53)      (0.49)
   Distributions from capital gains ............      -           -           -             -       (0.06)
                                                    ------      ------      ------      ------      ------
   Total distributions .........................    (0.47)      (0.49)      (0.51)      (0.59)      (0.49)
                                                    ------      ------      ------      ------      ------
Net asset value, end of period .................    $10.34       $9.89      $9.68       $9.36       $9.88
                                                    ======      ======      ======      ======      ======
Total return (not reflecting sales charge) .....     9.55%       7.41%       9.05%       0.86%       1.19%

Ratios/supplemental data
   Net assets, end of period (in thousands) ....     $883        $30          $5         $0.1         $5
   Ratio of expenses to average net assets .....     0.30%       0.36%      0.42%        0.42%       0.43%
   Ratio of net investment income to
      average net assets .......................     4.17%       4.75%       4.83%       4.88%       4.45%
   Portfolio turnover rate .....................     6.43%      27.42%      44.17%      48.99%      87.49%

The expense and net investment income ratios without the effect of the voluntary waiver of a portion of the management fee and the voluntary expense reimbursement were:

   Ratio of expenses to average net assets .....     0.78%       0.80%       0.64%       0.86%       0.96%
   Ratio of net investment income to
      average net assets .......................     3.70%       4.31%       4.62%       4.43%       3.92%

The expense ratios after giving effect to the waiver, reimbursement and expense offset for uninvested cash balances were:

   Ratio of expenses to average net assets .....     0.29%       0.30%       0.36%       0.39%       0.34%

-------------
Note: Effective July 16, 1998, Zions First National Bank became the Fund's
      Investment Sub-Adviser replacing First Security Investment Management, Inc. Effective August 1, 2001, Aquila Management Corporation became the Fund's Investment Adviser replacing Zions First National Bank which was the sub-adviser.

+ Per share amounts have been calculated using the monthly average shares method.

                 See accompanying notes to financial statements.

ADDITIONAL INFORMATION (UNAUDITED)

TRUSTEES(1)
AND OFFICERS

                                                                                 NUMBER OF
                           POSITIONS                                             PORTFOLIOS       OTHER DIRECTORSHIPS
                           HELD WITH                                              IN FUND         HELD BY TRUSTEE
NAME,                      TRUST AND         PRINCIPAL                            COMPLEX         (THE POSITION HELD IS
ADDRESS(2)                 LENGTH OF         OCCUPATION(S)                        OVERSEEN        A DIRECTORSHIP UNLESS
AND DATE OF BIRTH          SERVICE(3)        DURING PAST 5 YEARS                 BY TRUSTEE       INDICATED OTHERWISE.)
-----------------          ----------        -------------------                 ----------       ---------------------
INTERESTED TRUSTEES(4)

Lacy B. Herrmann           Chairman          Founder and Chairman of the             12           Director or trustee, OCC Cash
New York, NY               of the Board      Board, Aquila Management                             Reserves, Inc., OCC Accumulation
(05/12/29)                 of Trustees       Corporation, the sponsoring                          Trust, Oppenheimer Quest Value
                           since 1992        organization and Manager or                          Funds Group, Oppenheimer Small
                                             Administrator and/or Adviser or                      Cap Value Fund, Oppenheimer
                                             Sub-Adviser to each fund of the                      Midcap Fund, and Oppenheimer
                                             Aquilasm Group of Funds(5) and                       Rochester Group of Funds.
                                             Founder, Chairman of the Board
                                             of Trustees and (currently or
                                             until 1998) President of each
                                             since its establishment,
                                             beginning in 1984; Director of
                                             the Distributor since 1981 and
                                             formerly Vice President or
                                             Secretary, 1981-1998; President
                                             and a Director, STCM Management
                                             Company, Inc., sponsor and
                                             investment adviser to Capital
                                             Cash Management Trust since
                                             1973; Trustee Emeritus, Brown
                                             University and active in
                                             university, school and
                                             charitable organizations.

Diana P. Herrmann          Trustee since     President and Chief Operating            7           None
New York, NY               1997 and          Officer of the Manager since
(02/25/58)                 President since   1997, a Director since 1984,
                           1998              Secretary since 1986 and
                                             previously its Executive Vice
                                             President, Senior Vice President
                                             or Vice President, 1986-1997;
                                             President, Senior Vice President
                                             or Executive Vice President of
                                             funds in the Aquilasm Group of
                                             Funds since 1986; Director of
                                             the Distributor since 1997;
                                             trustee, Reserve Money-Market
                                             Funds, 1999-2000 and Reserve
                                             Private Equity Series,
                                             1998-2000; active in mutual fund
                                             and trade organizations and in
                                             charitable and volunteer
                                             organizations.

NON-INTERESTED TRUSTEES

Gary C. Cornia             Trustee since     President, the National Tax              4           None
Orem, UT                   1993              Association; Professor and Chair
(06/24/48)                                   of the Executive Committee, the
                                             International Center for Land
                                             Policy Studies and Training
                                             Institute, Taipei, Taiwan;
                                             formerly Associate Dean,
                                             Marriott School of Management,
                                             Brigham Young University,
                                             1991-2000; Chair, Utah
                                             Governor's Tax Review Committee
                                             since 1993; Faculty Associate,
                                             the Land Reform Training
                                             Institute, Taipei, Taiwan and
                                             The Lincoln Institute of Land
                                             Policy, Cambridge,
                                             Massachusetts.

William L. Ensign          Trustee since     Planning and Architectural               2           None
Annapolis, MD              1992              Consultant; Acting Architect,
(12/14/28)                                   United States Capitol 1995-1997;
                                             formerly Assistant Architect;
                                             former trustee of various
                                             cultural organizations.

Lyle W. Hillyard           Trustee since     President of the law firm of             1           None
Logan, UT                  2003              Hillyard, Anderson & Olsen,
(09/25/40)                                   Logan, Utah, since 1967; member
                                             of Utah Senate, 1985 to present,
                                             in the following positions:
                                             President, 2002, Senate Majority
                                             Leader, 1999-2000, Assistant
                                             Majority Whip, 1995-1998; served
                                             as Chairman of the following
                                             Senate Committees: Tax and
                                             Revenue, Senate Judiciary
                                             Standing, Joint Executive
                                             Appropriations, and Senate
                                             Rules; also Higher Education
                                             Appropriations Subcommittees for
                                             Higher Education and for Public
                                             Education.

Anne J. Mills              Trustee since     President, Loring Consulting             5           None
Castle Rock, CO            1994              Company since 2001; Vice
(12/23/38)                                   President for Business Affairs,
                                             Ottawa University, 1992-2001;
                                             IBM Corporation, 1965-1991;
                                             Budget Review Officer, the
                                             American Baptist Churches/USA,
                                             1994-1997; director, the
                                             American Baptist Foundation
                                             since 1985 and Trustee Emerita,
                                             Brown University.

OFFICERS

Jerry G. McGrew            Senior Vice       President of the Distributor            N/A           N/A
New York, NY               President since   since 1998, Registered Principal
(06/18/44)                 1997              since 1993, Senior Vice
                                             President, 1997-1998 and Vice
                                             President, 1993-1997; Senior
                                             Vice President, Aquila Rocky
                                             Mountain Equity Fund and five
                                             Aquila Bond Funds and Vice
                                             President, Churchill Cash
                                             Reserves Trust, 1995-2001.

Kimball L. Young           Senior Vice       Co-portfolio manager, Tax-Free          N/A           N/A
Salt Lake City, UT         President since   Fund For Utah since 2001;
(08/07/46)                 1998              Co-founder, Lewis Young
                                             Robertson & Burningham, Inc., a
                                             NASD licensed broker/dealer
                                             providing public finance
                                             services to Utah local govern
                                             ments, 1995-2001; Senior Vice
                                             President of two Aquila Bond
                                             Funds and Aquila Rocky Mountain
                                             Equity Fund; formerly Senior
                                             Vice President-Public Finance,
                                             Kemper Securities Inc., Salt
                                             Lake City, Utah.

Thomas S. Albright         Vice President    Senior Vice President and               N/A           N/A
Louisville, KY             since 2001        Portfolio Manager, Churchill
(07/26/52)                                   Tax-Free Fund of Kentucky since
                                             July 2000; Vice President and
                                             Co-portfolio manager, Tax-Free
                                             Fund For Utah since 2001; Vice
                                             President and Portfolio Manager,
                                             Banc One Investment Advisors,
                                             Inc., 1994-2000.

Stephen J. Caridi          Assistant Vice    Vice President of the                   N/A           N/A
New York, NY               President since   Distributor since 1995; Vice
(05/06/61)                 1993              President, Hawaiian Tax-Free
                                             Trust since 1998; Senior Vice
                                             President, Narragansett Insured
                                             Tax-Free Income Fund since 1998,
                                             Vice President 1996-1997;
                                             Assistant Vice President,
                                             Tax-Free Fund For Utah since
                                             1993.

Mary Kayleen Willis        Assistant Vice    Assistant Vice President of             N/A           N/A
Salt Lake City, UT         President         Tax-Free Fund For Utah since
(06/11/63)                 since 2002        January, 2002, various
                                             securities positions: Paine
                                             Webber, Inc., Salt Lake City,
                                             1999-2002, Dean Witter Reynolds,
                                             Inc., Salt Lake City, 1996-1998.

Joseph P. DiMaggio         Chief Financial   Chief Financial Officer of the          N/A           N/A
New York, NY               Officer since     Aquilasm Group of Funds since
(11/06/56)                 2003 and          2003 and Treasurer since 2000;
                           Treasurer since   Controller, Van Eck Global
                           2000              Funds, 1993-2000.

Edward M. W. Hines         Secretary since   Partner, Hollyer Brady Smith &          N/A           N/A
New York, NY               1992              Hines LLP, legal counsel to the
(12/16/39)                                   Fund, since 1989; Secretary of
                                             the Aquilasm Group of Funds.

Robert W. Anderson         Assistant         Compliance Officer of the               N/A           N/A
New York, NY               Secretary         Manager since 1998 and Assistant
(08/23/40)                 since 2000        Secretary of the Aquilasm Group
                                             of Funds since 2000; trustee,
                                             Alpha Strategies Fund since
                                             July, 2002; Consultant, The
                                             Wadsworth Group, 1995-1998.

John M. Herndon            Assistant         Assistant Secretary of the              N/A           N/A
New York, NY               Secretary         Aquilasm Group of Funds since
(12/17/39)                 since 1995        1995 and Vice President of the
                                             four Aquila Money-Market Funds
                                             since 1990; Vice President of
                                             the Manager since 1990.

Lori A. Vindigni           Assistant         Assistant Treasurer of the              N/A           N/A
New York, NY               Treasurer         Aquilasm Group of Funds since
(11/02/66)                 since 2000        2000; Assistant Vice President
                                             of the Manager since 1998; Fund
                                             Accountant for the Aquilasm
                                             Group of Funds, 1995-1998.

-------------

(1)  The  Fund's  Statement  of  Additional   Information   includes  additional
information about the Trustees and is available, without charge, upon request by calling 800-437-1020 (toll free).

(2) The mailing address of each Trustee and officer is c/o Tax-Free Fund For Utah, 380 Madison Avenue, New York, NY 10017.

(3) Each Trustee holds office until the next annual meeting of shareholders or until his or her successor is elected and qualifies. The term of office of each officer is one year.

(4) Mr. Herrmann and Ms. Herrmann are interested persons of the Fund, as that term is defined in the 1940 Act, as officers of the Fund and their affiliations with both the Manager and the Distributor. Each is also an interested person as a member of the immediate family of the other.

(5) In this material Pacific Capital Cash Assets Trust, Pacific Capital U.S. Government Securities Cash Assets Trust, Pacific Capital Tax-Free Cash Assets Trust, and Capital Cash Management Trust, each of which is a money-market fund, are called the "Aquila Money-Market Funds"; Hawaiian Tax-Free Trust, Tax-Free Trust of Arizona, Tax-Free Trust of Oregon, Tax-Free Fund of Colorado, Churchill Tax-Free Fund of Kentucky, Narragansett Insured Tax-Free Income Fund and Tax-Free Fund For Utah, each of which is a tax-free municipal bond fund, are called the "Aquila Bond Funds"; Aquila Rocky Mountain Equity Fund is an equity fund; considered together, these 12 funds are called the "Aquilasm Group of Funds."

PRIVACY NOTICE (unaudited)

OUR PRIVACY POLICY. In providing services to you as an individual who owns or is considering investing in shares of a fund of the Aquila(SM) Group of Funds, we collect certain nonpublic personal information about you. Our policy is to keep this information strictly safeguarded and confidential, and to use or disclose it only as necessary to provide services to you or as otherwise permitted by law. Our privacy policy applies equally to former shareholders and persons who inquire about a fund.

INFORMATION WE COLLECT. "Nonpublic personal information" is personally identifiable financial information about you as an individual or your family. The kinds of nonpublic personal information we have about you may include the information you provide us on your share purchase application or in telephone calls or correspondence with us, and information about your fund transactions and holdings, how you voted your shares and the account where your shares are held.

INFORMATION WE DISCLOSE. We disclose nonpublic personal information about you to companies that provide necessary services to your fund, such as the fund's transfer agent, distributor, investment adviser or sub-adviser and to our affiliates, as permitted or required by law, or as authorized by you. We also may disclose this information to another fund of the Aquila(SM) Group of Funds or its distributor, or to the broker-dealer that holds your fund shares, under agreements that permit them to use the information only to provide you information about your fund, other funds in the Aquila(SM) Group of Funds or new services we are offering which may be of interest to you. Any other use is strictly prohibited. We do not sell information about you or any of our fund shareholders to anyone.

HOW WE SAFEGUARD YOUR INFORMATION. We restrict access to nonpublic personal information about you to only those persons who need it to provide services to you or who are permitted by law to receive it. We maintain physical, electronic and procedural safeguards to protect the confidentiality of all nonpublic personal information we have about you.

If you have any questions regarding our Privacy Policy, please contact us at 1-800-437-1020.



FEDERAL TAX STATUS OF DISTRIBUTIONS (UNAUDITED)

     This information is presented in order to comply with a requirement of the Internal Revenue Code AND NO CURRENT ACTION ON THE PART OF SHAREHOLDERS IS REQUIRED.

     For the fiscal year ended June 30, 2003, $3,383,664 of dividends paid by Tax-Free Fund For Utah, constituting 96.06% of total dividends paid during the fiscal year ended June 30, 2003, were exempt-interest dividends, and the balance was ordinary dividend income.

     Prior to January 31, 2003, shareholders were mailed IRS Form 1099-DIV which contained information on the status of distributions paid for the 2002 CALENDAR YEAR.

     Prior to January 31, 2004, shareholders will be mailed IRS Form 1099-DIV which will contain information on the status of distributions paid for the 2003 CALENDAR YEAR.

MANAGER, FOUNDER AND INVESTMENT ADVISER
   AQUILA MANAGEMENT CORPORATION
   380 Madison Avenue, Suite 2300
   New York, New York 10017

BOARD OF TRUSTEES
   Lacy B. Herrmann, Chairman
   Gary C. Cornia
   William L. Ensign
   Diana P. Herrmann
   Lyle W. Hillyard
   Anne J. Mills

OFFICERS
   Diana P. Herrmann, President
   Jerry G. McGrew, Senior Vice President
   Kimball L. Young, Senior Vice President
   and Co-Portfolio Manager
   Thomas S. Albright, Vice President
   and Co-Portfolio Manager
   M. Kayleen Willis, Assistant Vice President
   Joseph P. DiMaggio, Chief Financial Officer and Treasurer
   Edward M.W. Hines, Secretary

DISTRIBUTOR
   AQUILA DISTRIBUTORS, INC.
   380 Madison Avenue, Suite 2300
   New York, New York 10017

CUSTODIAN
   BANK ONE TRUST COMPANY, N.A.
   1111 Polaris Parkway
   Columbus, Ohio 43240

TRANSFER AND SHAREHOLDER SERVICING AGENT
   PFPC INC.
   400 Bellevue Parkway
   Wilmington, Delaware 19809

INDEPENDENT AUDITORS
   KPMG LLP
   757 Third Avenue
   New York, New York 10017

Further information is contained in the Prospectus, which must precede or accompany this report.



ANNUAL
REPORT

JUNE 30, 2003

[Logo of Tax-Free Fund for Utah(SM): a rectangle containing desert boulders with the sun rising behind them]

                                TAX-FREE FUND FOR
                                      UTAH

                          A TAX-FREE INCOME INVESTMENT


[Logo of the Aquila Group of Funds: an eagle's head]

                                   ONE OF THE
                           AQUILA(SM) GROUP OF FUNDS




ITEM 2.  CODE OF ETHICS.
		Not applicable.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.
		Not applicable.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.
		Not applicable.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.
		Not applicable.

ITEM 6.  [RESERVED]

ITEM 7.  DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR
         CLOSED-END MANAGEMENT 	INVESTMENT COMPANIES.

905:   	Not applicable.

ITEM 8. [RESERVED]

ITEM 9.  CONTROLS AND PROCEDURES.

(a) Based on their evaluation of the registrant's disclosure controls and procedures (as defined in Rule 30a-2(c) under the Investment Company Act of 1940) as of a date within 90 days of the fling of this report, the registrant's chief financial and executive officers have concluded that the disclosure controls and procedures of the registrant are appropriately designed to ensure that information required to be disclosed in the registrant's reports that are filed under the Securities Exchange Act of 1934 are accumulated and communicated to registrant's management, including its principal executive officer(s) and principal financial officer(s), to allow timely decisions regarding required disclosure and is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the Securities and Exchange Commission.

(b) There have been no significant changes in registrant's internal controls or in other factors that could significantly affect registrant's internal controls subsequent to the date of the most recent evaluation, including no significant deficiencies or material weaknesses that required corrective action.

ITEM 10.  EXHIBITS.

(a)(1) Not applicable.
(a)(2) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(b) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES

	Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

TAX-FREE FUND FOR UTAH

By:  /s/  Lacy B. Herrmann
---------------------------------
Chairman of the Board
September 8, 2003

By:  /s/  Diana P. Herrmann
---------------------------------
President
September 8, 2003


By:  /s/  Joseph P. DiMaggio
-----------------------------------
Chief Financial Officer
September 8, 2003


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:  /s/  Lacy B. Herrmann
---------------------------------
Lacy B. Herrmann
Chairman of the Board
September 8, 2003

By:  /s/  Diana P. Herrmann
---------------------------------
Diana P. Herrmann
President
September 8, 2003

By:  /s/  Joseph P. DiMaggio
-----------------------------------
Joseph P. DiMaggio
Chief Financial Officer
September 8, 2003



TAX-FREE FUND FOR UTAH

EXHIBIT INDEX

(a) (2)	Certifications of principal executive officer
and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(b) Certification of chief executive officer and chief financial officer as required by Rule 30a-2(b) of the Investment Company Act of 1940.